Management of Financial Risks - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Risk Management [line items]
Cash and cash equivalents	€ 122,770	€ 137,880	€ 256,473	€ 323,381
Operating losses and cash out flows from operation	(166,076)	(147,693)	(114,531)
Accumulated deficit and reserves	254,900
Net cash used in operating activities	€ 136,620	€ 114,314	€ 59,538
Percentage of purchases and other external expenses made in U.S. dollars	34.00%
Top of range [member]
Disclosure Of Financial Risk Management [line items]
Percentage of purchases and other external expenses made in U.S. dollars		12.00%	12.00%